NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of property, equipment and leasehold improvements
	December 31,
	2015	2014

Buildings and leasehold improvements	$72,134	$75,658
Furniture and fixtures	6,970	7,556
Equipment	5,857	6,215
Company automobiles	1,441	1,619
Total	86,402	91,048

Less: accumulated depreciation and amortization	(12,585)	(10,896)
Property, equipment and leasehold improvements, net	$73,817	$80,152

Schedule of property on operating leases and property held for lease by major classes
	December 31,	December 31,
	2015	2014

Buildings and leasehold improvements	$57,827	$62,983
Equipment	4,838	5,269
Total	62,665	68,252

Less: Accumulated depreciation and amortization	(4,378)	(3,270)
Total	$58,287	$64,982